Related Party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 16, 2020
Related Party Transactions (Details) [Line Items]
Services agreement amount		$ 6	$ 7	$ 11
Initial payment					$ 120
Additional payment					$ 630
Milestone payment due			0	0
Related party cost	$ 2,000	$ 324
Interest rate	4.00%
Percentage of interest		20.00%
Principal amount		$ 2,000
Accrued interest		$ 1,150
Ordinary shares (in Shares)		2,100,000
Loan amount			1,056
Accrued interest			19
Bad debts		$ 0	295	295
Service total costs		1,324
Rasna Therapeutics Inc [Member]
Related Party Transactions (Details) [Line Items]
Interest amount		$ 75,000
Short term loan facility		16.00%
Payroll and rent charged		$ 416	206	106
OKYO Pharma Ltd [Member]
Related Party Transactions (Details) [Line Items]
Payroll and rent charged		398	274	42
Interest rate	16.00%
Gensignia Lifesceinecs Inc [Member]
Related Party Transactions (Details) [Line Items]
Payroll and rent charged		1,324	72	1,341
Bad debts			0
OKYO Pharma Ltd [Member]
Related Party Transactions (Details) [Line Items]
Services agreement amount		$ 199	$ 125	$ 98